Significant accounting judgements and estimates (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Significant Accounting Judgements And Estimates
Inventories	$ 178,438	$ 230,917	$ 489,062
Inventories total	17,844	23,092	48,906
Other receivables	$ 81,762	$ 105,811	$ 134,188